UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Newgate Global Resources Fund
Schedule of Investments
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.94%

Chemical Manufacturing - 6.69%
Agrium, Inc. (b)	1,164	$80,979
CF Industries Holdings, Inc.	893	82,603
Mosaic Co.	1,196	70,157
		233,739
Crop Production - 2.91%
Cosan Ltd. (b)	9,638	101,585

Fabricated Metal Product Manufacturing - 0.99%
Cameron International Corp. (a)	936	34,426

Food Manufacturing - 2.08%
Archer-Daniels-Midland Co.	2,364	72,764

Machinery Manufacturing - 6.44%
Bucyrus International, Inc.	1,075	61,802
Caterpillar, Inc.	1,033	67,310
Joy Global, Inc.	850	48,229
National Oilwell Varco, Inc.	1,267	47,627
		224,968
Merchant Wholesalers, Nondurable Goods - 1.02%
Andersons, Inc.	995	35,651

Mining (except Oil and Gas) - 34.85%
Alpha Natural Resources, Inc. (a)	1,429	53,059
Cliffs Natural Resources, Inc.	2,364	144,653
Consol Energy, Inc.	1,008	32,458
Freeport-McMoRan Copper & Gold, Inc.	1,746	125,677
Great Basin Gold Ltd. (a)(b)	28,139	60,499
Horsehead Holding Corp. (a)	8,776	69,506
Mechel - ADR	2,871	65,315
Peabody Energy Corp.	780	33,384
Potash Corp. of Saskatchewan, Inc. (b)	694	102,192
Rio Tinto PLC - ADR	2,393	120,679
Southern Copper Corp.	1,168	35,320
Teck Resources Ltd. (b)	2,622	87,522
Vale SA - ADR	6,315	168,926
Xstrata PLC - ADR	19,419	60,005
Yanzhou Coal Mining Co. Ltd. - ADR	2,813	57,976
		1,217,171
Oil and Gas Extraction - 25.88%
Apache Corp.	582	52,293
Chesapeake Energy Corp.	1,361	28,145
CNOOC Ltd. - ADR	216	36,681
El Paso Corp.	8,289	94,412
Hess Corp.	1,080	54,270
Lukoil OAO - ADR	1,886	99,675
Newfield Explolarion Co. (a)	1,098	52,715
Occidental Petroleum Corp.	993	72,568
Repsol YPF SA - ADR	4,615	105,130
Southwestern Energy Co. (a)	2,894	94,692
Total SA - ADR	1,423	66,383
Ultra Petroleum Corp. (a)(b)	2,093	81,648
Walter Energy, Inc.	903	65,052
		903,664
Petroleum and Coal Products Manufacturing - 5.15%
Chevron Corp.	914	67,782
Exxon Mobil Corp.	1,895	112,108
		179,890
Pipeline Transportation - 1.13%
Williams Companies, Inc.	2,177	39,469

Primary Metal Manufacturing - 0.90%
United States Steel Corp.	735	31,245

Support Activities for Mining - 5.75%
Schlumberger Ltd. (b)(b)	2,160	115,193
Weatherford International Ltd. (a)(b)	5,751	85,747
		200,940
Water Transportation - 6.15%
DryShips, Inc. (a)(b)	20,576	83,539
General Maritime Corp. (b)	11,772	52,621
Navios Maritime Holdings, Inc. (b)	9,124	48,357
Teekay Corp. (b)	1,237	30,071
		214,588

TOTAL COMMON STOCKS (Cost $3,527,006)		$3,490,100
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.14%
Money Market Funds - 1.14%
AIM STIT-Treasury Portfolio	7,953	$7,953
Fidelity Institutional Government Portfolio	7,953	7,953
Fidelity Institutional Money Market Portfolio	7,953	7,953
First American Government Obligations Fund	7,953	7,953
First American Treasury Obligations Fund	7,953	7,953
TOTAL SHORT TERM INVESTMENTS (Cost $39,765)		$39,765

Total Investments (Cost $3,566,771) - 101.08%		$3,529,865
Liabilities in Excess of Other Assets - (1.08)%		(37,665)
TOTAL NET ASSETS - 100.00%		$3,492,200

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

	Cost of investments	$ 3,566,771
	Gross unrealized appreciation	213,238
	Gross unrealized depreciation	(250,144)
	Net unrealized depreciation	$ (36,906)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Total Equity	3,490,100			3,490,100

Short-Term Investments	39,765	-	-	39,765

Total Investments in Securities	$3,529,865	$-	$-	$3,529,865

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date      October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
            Joseph Neuberger, President

Date      October 25, 2010

By    /s/ John Buckel
              John Buckel, Treasurer

Date      October 25, 2010